Accounts Payable, Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Schedule Of Accounts Payable, Accrued Expenses And Other Liabilities

Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31,  2016 and 2015:

	As of December 31,
	2016	2015
Accounts payable and accrued expenses	$330,437	$417,892
Deferred revenue	463,090	463,167
Accrued interest	287,205	310,739
Guarantees (Note 30)	51,804	47,380
Derivative liabilities (Note 13)	—	21
	$1,132,536	$1,239,199